December 19, 2023

First Eagle Funds
1345 Avenue of the Americas
New York, NY 10105

Re: Expense Limitations for each of the First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund, First Eagle Global Real Assets Fund, First Eagle High Income Fund (to be renamed First Eagle High Yield Municipal Fund) and First Eagle Short Duration High Yield Municipal Fund (each, a "Fund")

Dear First Eagle Funds:

First Eagle Investment Management, LLC (the "Investment Adviser") and First Eagle Funds (the "Trust"), on behalf of each Fund, hereby confirm their agreement as follows:

Effective as of November 1, 2023 (solely with respect to the First Eagle High Income Fund (to be renamed First Eagle High Yield
Municipal Fund)), upon the effectiveness of its registration statement (expected on or about December 30, 2023) (solely with respect to First Eagle Short Duration High Yield Municipal Fund) and March 1, 2024 with respect to each of the First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund, and until the date noted on Schedule A attached hereto (the "Limitation Period"), the Investment Adviser agrees to waive fees and/or reimburse annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) ("Operating Expenses") of each Fund's respective Classes noted on Schedule A (each a "Class") so that the Operating Expenses of each Fund's respective Classes are limited to the respective rate per annum, as noted on Schedule A, of that Class' average daily net assets (each, an "Expense Limitation").
Commitment fees relating to borrowings are treated as interest for purposes of this section.

Each Fund agrees to repay the Investment Adviser out of assets attributable to its respective Class noted on Schedule A for any fees waived by the Investment Adviser under an Expense Limitation or any Operating Expenses the Investment Adviser reimburses in excess of an Expense Limitation, provided that the repayment does not cause that Class' Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time a Fund repays the Investment Adviser, whichever is lower. Any such repayment must be made within three years after the year in which the Investment Adviser incurred the expense.

The Investment Adviser understands that it shall look only to the assets attributable to the respective Class of a Fund for performance of this Agreement and for payment of any claim the Investment
Adviser may have hereunder, and neither any other series of the Trust or Class of a Fund, nor any of the Trust's trustees, officers, employees, agents, or shareholders, whether past, present or future, shall be personally liable therefor.

This Agreement is made and is to be performed principally in the State of New York, and except insofar as the Investment Company
Act of 1940, as amended, or other federal laws and regulations may be controlling, this Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of New York. Any amendment to this Agreement shall be in writing signed by the parties hereto, and requires approval of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the Investment Company Act of 1940.

If you are in agreement with the foregoing, please sign the form of acceptance on the enclosed counterpart hereof and return the same.

[Signature Page Follows]

FIRST EAGLE FUNDS,
on behalf of each of the
First Eagle Rising Dividend Fund,
First Eagle Small Cap Opportunity Fund,
First Eagle U.S. Smid Cap Opportunity Fund,
First Eagle Global Real Assets Fund,
First Eagle High Income Fund and
First Eagle Short Duration High Yield Municipal Fund,
individually and not jointly
By:
Name: Mehdi Mahmud
Title: President

Agreed and Acknowledged:
FIRST EAGLE INVESTMENT MANAGEMENT, LLC
By:
Name: Mehdi Mahmud
Title: President and Chief Executive Officer


SCHEDULE A
Fund Class Limitation Period Expense Limitation
Rising Dividend Fund
A February 28, 2025 0.90%
C February 28, 2025 1.65%
I February 28, 2025 0.65%
R3* February 28, 2025 1.00%
R4* February 28, 2025 0.75%
R5* February 28, 2025 0.65%
R6 February 28, 2025 0.65%

Small Cap Opportunity Fund
A February 28, 2025 1.25%
I February 28, 2025 1.00%
R6 February 28, 2025 1.00%
U.S. Smid Cap Opportunity Fund
A February 28, 2025 1.20%
I February 28, 2025 0.95%
R6 February 28, 2025 0.95%

Global Real Assets Fund
A February 28, 2025 1.10%
I February 28, 2025 0.85%
R6 February 28, 2025 0.85%

High Income Fund (to be renamed First
Eagle High Yield Municipal Fund)
A February 28, 2025 0.85%
C February 28, 2025 1.60%
I February 28, 2025 0.60%
R3* February 28, 2025 0.95%
R4* February 28, 2025 0.70%
R5* February 28, 2025 0.60%
R6 February 28, 2025 0.60%

Short Duration High Yield Municipal Fund
A February 28, 2025 0.85%
I February 28, 2025 0.60%
R6 February 28, 2025 0.60%

*Classes R3, R4 and R5 will be converted into Class R6 on or about February 28, 2024.